Leases - Additional Information (Details) - lease													1 Months Ended	12 Months Ended
	May 07, 2025	Mar. 17, 2025	Mar. 14, 2025	Jul. 07, 2023	Jun. 22, 2023	May 25, 2023	Mar. 01, 2023	Aug. 09, 2022	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Mar. 24, 2020	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025
Leases
Lease term				3 years	1 year	1 year	1 year	2 years	5 years	3 years	2 years	5 years
Period of completion for exercising early termination option									3 years
Lease renewal term					1 year								2 years
Incremental borrowing rate															3.00%
Lease agreement over the office spaces in Limassol, Cyprus | Lightmap Ltd
Leases
Lease term	2 years	2 years
Lessee operating, Number of lease agreements	2		2
Lease agreement over the co-working spaces in Yerevan, Armenia
Leases
Lease renewal term														1 year